Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	$ 822	$ 588
Trade payables	790	644
Other current liabilities	595	708
Long-term debt and debentures	2,388	2,796
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	810	572
Trade payables	790	644
Other current liabilities	310	334
Long-term debt and debentures	2,400	2,812
Non-derivatives financial liabilities	4,310	4,362
Not past due [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	6	8
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	822	576
Trade payables	790	644
Other current liabilities	310	334
Long-term debt and debentures	102	113
Non-derivatives financial liabilities	2,024	1,667
12 months or less [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	3
Second year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	261	16
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	345	111
Non-derivatives financial liabilities	345	111
Second year [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	1,085	1,641
Non-derivatives financial liabilities	1,085	1,641
3-5 years [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	1
Third year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	18	323
Fourth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	213	27
Fifth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	644	1,046
Sixth year and thereafter [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	1,252	1,384
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	1,358	1,556
Non-derivatives financial liabilities	1,358	1,556
Sixth year and thereafter [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 3	$ 4